GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS
The carrying amount of goodwill for our reportable segments has been retrospectively adjusted to conform to the 2017 segment reclassification as discussed in Note 1. Changes in the carrying amount of goodwill for our reportable segments for the years ended December 31, 2016 and 2015 were as follows:

	Retail	Group and Specialty	Healthcare Services	Total
	(in millions)
Balance at January 1, 2015	$1,059	$261	$1,911	$3,231
Acquisitions	—	—	35	35
Dispositions	—	—	(1)	(1)
Balance at December 31, 2015	1,059	261	1,945	3,265
Acquisitions	—	—	7	7
Balance at December 31, 2016	$1,059	$261	$1,952	$3,272

Healthcare Services segment goodwill of $480 million associated with the sale of Concentra was included with assets-held-for sale as of January 1, 2015 and is excluded from the table above. This $480 million of goodwill was disposed of on June 1, 2015 with the completion of the sale of Concentra.
The following table presents details of our other intangible assets included in other long-term assets in the accompanying consolidated balance sheets at December 31, 2016 and 2015.

	Weighted Average Life	2016			2015
		Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
		(in millions)
Other intangible assets:
Customer contracts/relationships	9.8 years	$566	$347	$219	$566	$292	$274
Trade names and technology	8.3 years	104	69	35	104	54	50
Provider contracts	14.7 years	51	29	22	51	24	27
Noncompetes and other	8.2 years	32	28	4	32	26	6
Total other intangible assets	9.9 years	$753	$473	$280	$753	$396	$357

Amortization expense for other intangible assets was approximately $77 million in 2016, $93 million in 2015, and $121 million in 2014. The following table presents our estimate of amortization expense for each of the five next succeeding fiscal years:

(in millions)
For the years ending December 31,
2017	$71
2018	63
2019	52
2020	48
2021	14